Cover Document	Jul. 31, 2020
Cover [Abstract]
Document Type	8-K
Entity Central Index Key	0001016281
Title of 12(b) Security	Common Stock, par value $.01 per share
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11961
Entity Tax Identification Number	76-0423828
Trading Symbol	CSV
Security Exchange Name	NYSE
Amendment Flag	false
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	Carriage Services, Inc.
Entity Address, Address Line One	3040 Post Oak Boulevard, Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	332-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false